Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible assets
Intangible assets other than goodwill at beginning of period	$ 171,684	$ 167,344
Intangible assets other than goodwill at end of period	174,901	171,684	$ 167,344
Commitments to acquire additional intangible assets	0
Intangible assets are pledged as security	0
Derecognition, intangible assets other than goodwill	99,100
Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	70,180	65,180
Intangible assets other than goodwill at end of period	71,171	70,180	65,180
Commitments to acquire additional intangible assets	102,000
Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	2,446	3,106
Intangible assets other than goodwill at end of period	1,730	2,446	3,106
Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period	99,058	99,058
Amortization	(99,100)
Intangible assets other than goodwill at end of period	102,000	99,058	99,058
Cost
Intangible assets
Intangible assets other than goodwill at beginning of period	172,591	167,781	45,275
Additions	102,992	5,000	116,996
Disposals	(5)	(190)
Derecognition	(99,058)
Translation differences			5,510
Intangible assets other than goodwill at end of period	176,519	172,591	167,781
Cost | Acquired In-Process R&D
Intangible assets
Intangible assets other than goodwill at beginning of period	70,180	65,180	44,802
Additions	992	5,000	16,182
Translation differences			4,196
Intangible assets other than goodwill at end of period	71,171	70,180	65,180
Cost | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	3,353	3,543	473
Additions			2,814
Disposals	(5)	(190)
Translation differences			256
Intangible assets other than goodwill at end of period	3,348	3,353	3,543
Cost | Other Intangibles
Intangible assets
Intangible assets other than goodwill at beginning of period	99,058	99,058
Additions	102,000		98,000
Derecognition	(99,058)
Translation differences			1,058
Intangible assets other than goodwill at end of period	102,000	99,058	99,058
Amortization, Depreciation and impairment
Intangible assets
Intangible assets other than goodwill at beginning of period	(907)	(437)	(158)
Amortization	(99,768)	(470)	(246)
Derecognition	99,058
Translation differences			(33)
Intangible assets other than goodwill at end of period	(1,618)	(907)	(437)
Amortization, Depreciation and impairment | Software & databases
Intangible assets
Intangible assets other than goodwill at beginning of period	(907)	(437)	(158)
Amortization	(711)	(470)	(246)
Translation differences			(33)
Intangible assets other than goodwill at end of period	(1,618)	$ (907)	$ (437)
Amortization, Depreciation and impairment | Other Intangibles
Intangible assets
Amortization	(99,058)
Derecognition	$ 99,058